Fair Value Measurements - Schedule of Convertible Promissory Note (Details) - NorthView Acquisition Corp [Member] - Convertible Promissory Note [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Promissory Note [Line Items]
Fair value, beginning balance	$ 944,118
Fair value, ending balance	8,908,052	944,118
Principal borrowing	797,981	1,121,815
Change in fair value of convertible promissory note	$ 7,165,953	$ (177,697)